Long-term debt (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	$ 1,000,000
Senior Notes Due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	$ 400,000
Borrowings, interest rate	7.25%
Senior Notes Due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	$ 600,000
Borrowings, interest rate	7.625%
Senior secured revolving credit facilities [Member] | Peru [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations	$ 40,000
Letters of credit issued to support reclamation or pension obligations	43,509
Letters Of Credit	45,000
Senior secured revolving credit facilities [Member] | Arizona [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations	8,591
Senior secured revolving credit facilities [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations	$ 85,927